OTHER FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
OTHER FINANCIAL ASSETS AND LIABILITIES	OTHER FINANCIAL ASSETS AND LIABILITIES

	As of December 31,
	2022	2021
Other financial assets
Current
Convertible notes	2,491	1,267
Equity instruments	371	—
Foreign exchange forward contracts	3,509	758
Interest rate SWAP	155	—
Others	3	32
TOTAL	6,529	2,057

Non-current
Convertible notes	4,193	2,608
Equity instruments	27,521	22,088
Interest rate SWAP	3,261	534
Others	3	3
TOTAL	34,978	25,233

Other financial liabilities
Current
Other financial liabilities related to business combinations (note 26)	50,889	61,561
Put option on minority interest of Walmeric	3,871	—
Foreign exchange forward contracts	3,575	1,498
Equity forward contract	981	—
TOTAL	59,316	63,059

Non-current
Other financial liabilities related to business combinations (note 26) (1)	73,802	45,803
Put option on minority interest of Walmeric	5,515	15,423
Equity forward contract	2,905	—
TOTAL	82,222	61,226

(1) As part of the acquisition of Grupo ASSA, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 6,071 and 2,883, as of December 31, 2022 and 2021, respectively. The consideration for this acquisition includes 9,398 and 16,748 (9,539 and 17,000 measured at present value, respectively) as of December 31, 2022 and 2021, which is subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.

18.1 Equity Instruments

Digital House investment

On December 31, 2020, Globant España S.A. entered into a share purchase agreement along side other two partners to acquire between the three of them 614,251 shares of Digital House Group Ltd, which 204,750 correspond to Globant España S.A, such amount was acquired for 9,167. On April 22, 2021, the Company entered into a subscription agreement pursuant to which the investors sell their participation in Acamica in exchange for an increase in Digital House's investment for 5,848. On September
30, 2021, the Company paid an additional 862. On July 7, 2022, the Company paid an additional 4,148, increasing it's investment to 17.2%. As of December 31, 2022 and 2021, the Company has a 17.2% and 15.8% equity interest on Digital House, respectively and the amount disclosed is 22,875 and 15,877 as other financial assets non-current, respectively.

As of December 31, 2022, the Company recognized a gain of 2,850 included in the line item "Net change in fair value on financial assets measured at FVOCI".

ELSA investment

On January 15, 2021, Globant España, signed a stock purchase agreement and acquired 4% of ELSA, Corp., for 2,700.

As of December 31, 2022, the Company recognized a loss of 2,047 included in the line item "Net change in fair value on financial assets measured at FVOCI".

V.U investment

On April, 23, 2021, Globant España, signed a stock purchase agreement and acquired 3% of VU Inc., for 2,200.

Singularity investment

On July 8, 2019 ("issuance date"), Globant España S.A. and Singularity Education Group, agreed into a note purchase agreement whereby Globant España S.A. provides financing facility for 1,250. Interest on the entire outstanding principal balance is computed at an annual rate of 5%. Singularity Education Group shall repay the loan in full within 1 year from the effective date. Globant España S.A has the right to convert any portion of the outstanding principal into Conversion Shares of Singularity Education Group.

On August 27, 2020 Globant España S.A decided to convert all the outstanding principal into shares as mentioned in the previous note purchase agreement, Singularity Education Group issued through purchase conversion 10,655,788 shares at $0.1231 per share for a total amount of 1,311, such amount is disclosed as other financial asset non-current.

As of December 31, 2022, the Company recognized a loss of 555 included in the line item "Other comprehensive income".

Queiban investment

On September 12, 2022, Globant España S.A. signed a stock purchase agreement and acquired 3.77% of Queiban S.A. for 1,000.

Latam Airlines investment

In connection with Latam Airlines Group S.A.'s Chapter 11 reorganization plan filed before the United States Bankruptcy Court for the Southern District of New York, the Company received convertible bonds which, on December 23, 2022, were converted into less than 1% of shares of Latam Airlines Group S.A. for 371.